Property and Equipment (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 7. Property and Equipment
Property and equipment consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Computer equipment and software	$7,259	$5,455
Furniture and fixtures	3,926	3,728
Leasehold improvements	12,037	11,886
Total property and equipment	23,222	21,069
Less accumulated depreciation	(9,142)	(6,364)
Property and equipment, net	$14,080	$14,705
Depreciation expense was $1.0 million and $0.8 million for the three months ended September 30, 2021 and 2020, respectively, and $2.8 million and $2.3 million for the nine months ended September 30, 2021 and 2020, respectively.

Note 7. Property and Equipment
Property and equipment consisted of the following as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Computer equipment and software	$5,455	$3,103
Furniture and fixtures	3,728	2,524
Leasehold improvements	11,886	8,461
Total property and equipment	21,069	14,088
Less accumulated depreciation	(6,364)	(2,388)
Property and equipment, net	$14,705	$11,700
Depreciation expense was $4.0 million and $1.7 million for the years ended December 31, 2020 and 2019, respectively.